Goodwill and Intangibles Estimated Future Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Mortgage Servicing Rights
Acquired Finite-Lived Intangible Assets [Line Items]
2013	$ 3,287
2014	2,625
2015	2,097
2016	1,676
2017	1,339
Core Deposit Premium
Acquired Finite-Lived Intangible Assets [Line Items]
2013	2,114
2014	1,857
2015	1,596
2016	1,321
2017	1,063
Other
Acquired Finite-Lived Intangible Assets [Line Items]
2013	30
2014	30
2015	30
2016	30
2017	$ 30